Convertible Notes Payable (Details Narrative 5) (USD $)	6 Months Ended			0 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 18, 2012 April 2012 Working Capital Notes (10% senior convertible promissory note)
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,258,333	$ 2,050,000		$ 250,000
Proceeds from convertible promissory notes	$ 6,505,274			$ 250,000
Notes payable, Conversion price (in dollars per share)				$ 1.50
Notes payable, Payment Terms				(1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount and (3) the occurrence of an Event of Default (as defined in the Working Capital Note).
Prohibition to conversion of Note Payable				A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.